Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 73,249	$ 21,148	$ 57,473	$ 5,298